Corporate Information	12 Months Ended
Mar. 31, 2022
Disclosure Of Corporate Information (Abstract)
Corporate Information
1.
Corporate information

ReNew Energy Global Plc (the Company or Parent) is a public limited company incorporated under the laws of England and Wales (company number 13220321). The Company was incorporated as a private limited company in the United Kingdom on February 23, 2021 and re-registered as a public limited company in the United Kingdom on May 12, 2021. The registered office of the Company is located at C/O Vistra (UK) Ltd, 3rd Floor, 11-12 St. James's Square, London, England, SW1Y 4LB. The consolidated financial statements comprise financial statements of the Company and its subsidiaries (collectively, the Group) were authorised for issue by the Company's Board of Directors on July 25, 2022.

ReNew Power Private Limited (ReNew India or RPPL) is a private limited company domiciled and incorporated in India. The registered office of RPPL is located at 138, Ansal Chamber - II Bhikaji Cama Place, New Delhi - 110066.

The Group carries out business activities relating to generation of power through non-conventional and renewable energy sources through RPPL and its subsidiaries.

RMG Acquisition Corporation II (RMG II) is a blank check company incorporated as a Cayman Islands exempted company, on July 28, 2020 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

ReNew Power Global Merger Sub (Merger Sub) was a Cayman Islands exempted company, wholly-owned by the Company.

Details of Business Combination Agreement (BCA) and consequent listing of ReNew Energy Global Plc on NASDAQ

On February 24, 2021, RPPL with a purpose of listing on NASDAQ through special purpose acquisition company route (SPAC) had entered into a BCA with (i) RMG II, (ii) Philip Kassin, solely in the capacity as the representative for the shareholders of RMG II, (iii) the Company (iv) Merger Sub and (v) certain shareholders of RPPL.

Pursuant to the terms of the BCA, (i) Merger Sub merged with and into RMG II, with RMG II surviving through transfer of RMG II shares in exchange for the issuance of shares of the Company and (ii) certain shareholders of RPPL transferred and the Company acquired, RPPL shares in exchange for the issuance of shares of the Company and/or the payment of cash to the certain shareholders of RPPL (the "Transaction").

On August 23, 2021, on successful completion of above Transaction, the Company got listed on the NASDAQ. The Company acquired approximately 90% and 100% of shareholding of RPPL and RMG II from their existing shareholders, respectively. Consequently, RMG II and RPPL became subsidiaries of the Company. The trading of the Company's shares has commenced with effect from August 24, 2021 on the NASDAQ under symbol "RNW". Information on this transaction is provided in Note 55(a).